Financial assets at fair value through profit or loss (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 43,534,766
Debt securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	40,134,964
Government
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,765,054
Financial institutions
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	9,415,470
Corporation
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	6,664,839
Stocks with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	381,844
Equity investment with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,080,723
Beneficiary certificates
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	9,062,004
Commercial Papers
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	5,535,397
CMA
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	3,001,831
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,227,802
Equity securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,165,071
Stocks
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,050,097
Equity investments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	4,908
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	110,066
Loans at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,209,194
Due from banks at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	870,656
Gold deposits
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 154,881